Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Gross amount of unrecognized tax benefits at start of year	$ 7,189	$ 6,543	$ 8,566
Increase related to prior year tax positions		1,167	304
Decrease related to prior year tax positions	(494)		(36)
Increase related to current year tax positions	2,269	1,473	482
Settlements	(899)	(98)
Lapse of statute of limitations	(2,285)	(1,896)	(2,773)
Gross amount of unrecognized tax benefits at end of year	$ 5,780	$ 7,189	$ 6,543